UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21769

 NAME OF REGISTRANT:                     Highland Special Situations
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: NexBank Tower
                                         13455 Noel Road, Suite 800
                                         Dallas, TX 75240

 NAME AND ADDRESS OF AGENT FOR SERVICE:  R. Joseph Dougherty, President
                                         Highland Capital Management, L.P.
                                         NexBank Tower
                                         13455 Noel Road, Suite 800
                                         Dallas, TX 75240

 REGISTRANT'S TELEPHONE NUMBER:          877-665-1287

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


Highland Special Situations Fund
--------------------------------------------------------------------------------------------------------------------------
 ICO GLOBAL COMMUNICATIONS (HLDG.) LTD.                                                      Agenda Number:  933443753
--------------------------------------------------------------------------------------------------------------------------
        Security:  44930K108
    Meeting Type:  Annual
    Meeting Date:  14-Jun-2011
          Ticker:  ICOG
            ISIN:  US44930K1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD P. EMERSON                                        Mgmt          For                            For
       RICHARD P. FOX                                            Mgmt          For                            For
       NICOLAS KAUSER                                            Mgmt          For                            For
       CRAIG O. MCCAW                                            Mgmt          Withheld                       Against
       R. GERARD SALEMME                                         Mgmt          For                            For
       STUART M. SLOAN                                           Mgmt          For                            For
       H. BRIAN THOMPSON                                         Mgmt          For                            For
       BENJAMIN G. WOLFF                                         Mgmt          For                            For

02     APPROVAL OF AN ADVISORY (NON-BINDING) RESOLUTION          Mgmt          Against                        Against
       ON EXECUTIVE COMPENSATION.

03     TO RECOMMEND, BY NON-BINDING VOTE, THE FREQUENCY          Mgmt          1 Year                         For
       OF EXECUTIVE COMPENSATION VOTES.

04     RATIFICATION OF THE SELECTION OF THE INDEPENDENT          Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM OF DELOITTE
       & TOUCHE LLP AS INDEPENDENT AUDITOR OF THE
       COMPANY FOR ITS FISCAL YEAR ENDING DECEMBER
       31, 2011.




--------------------------------------------------------------------------------------------------------------------------
 MOLECULAR INSIGHT PHARMACEUTICALS INC.                                                      Agenda Number:  933401832
--------------------------------------------------------------------------------------------------------------------------
        Security:  60852MAA2
    Meeting Type:  Consent
    Meeting Date:  25-Apr-2011
          Ticker:
            ISIN:  US60852MAA27
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ACCEPT THE PLAN                                        Mgmt          For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Highland Special Situations Fund
By (Signature)       /s/ R. Joseph Dougherty
Name                 R. Joseph Dougherty
Title                President
Date                 08/19/2011